Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Staff advances	$ 38	$ 67
Prepayment for products	69	525
Advance to OEMs	747	3,945
Rental and other deposits		27
VAT recoverable	624	899
Investment of convertible bond	438	438
Cash loan		100
Prepayment for debt settlement		1,000
Others	145	138
Prepaid expenses and other current assets, gross	2,061	7,139
Less: provision	(1,214)	(392)
Prepaid expenses and other current assets, net	$ 847	$ 6,747